OPPENHEIMER REAL ASSET FUND
                      Supplement dated May 24, 1999 to the
                       Prospectus dated November 30, 1998

The Prospectus is changed as follows:

1. The phrase "to the 26 commodities" in the first sentence of the fifth paragraph under "Investment Objective and Policies" on page 8 is deleted and replaced by the phrase "among the individual commodities."

2. The word "can" is deleted from the second sentence of the last paragraph on page 15 and replaced by the word "will."

3. The second paragraph on page 21 is deleted and replaced by the following paragraphs:

      |X| Portfolio Managers. The Portfolio Managers of the Fund are Russell Read, Mark Anson, and John Kowalik. Kevin Baum is an Associate Portfolio Manager of the Fund. They are the persons principally responsible for the day-to-day management of the Fund's portfolio. Messrs. Read and Kowalik are Senior Vice Presidents of the Manager and Mr. Anson is a Vice President of the Manager. Messrs. Read and Anson are Vice Presidents of the Sub-Advisor and have been portfolio managers of the Fund since its inception. Mr. Read joined OFI in October, 1993 as Director of Quantitative Research. Mr. Anson joined OFI in January, 1996 as a Vice President and Assistant Counsel. Prior to that, Mr. Anson was employed as a Registered Options Principal on the Equity Derivatives desk at Salomon Brothers Inc. and as an attorney at Chapman and Cutler.

      Mr. Kowalik became a Senior Vice President of the Manager in June 1998 and joined the Fund's portfolio management team effective May 21, 1999. Previously, Mr. Kowalik was Managing Director and Senior Portfolio Manager at Prudential Global Advisors (1989 - June 1998). Mr. Kowalik serves as an officer of other Oppenheimer funds. Mr. Baum joined the Fund's portfolio management team effective May 21, 1999. He served as the Fund's principal trader since its inception in March 1997. Previously, Mr. Baum served as a trading and securities analyst for the Manager (1994-February 1997).

      Messrs. Read, Anson and Kowalik are Chartered Financial Analysts.
                                                                     (continued)
4. The phrase "26 commodities" in the last sentence of the last paragraph under "Performance of the Fund" on page 23 is deleted and replaced by the phrase "various commodities."

5. The first sentence of the first paragraph under "Dividends, Capital Gains and Taxes" on page 45 is deleted and replaced by the following sentence: "The Fund declares dividends separately for each class of shares from net investment income, if any, quarterly and intends to pay dividends to shareholders quarterly, on a date selected by the Board of Trustees."


May 24, 1999                                                PSO735.008

                           OPPENHEIMER REAL ASSET FUND
                      Supplement dated May 24, 1999 to the
                       Prospectus dated November 30, 1998

The Prospectus is changed as follows:

4. The phrase "to the 26 commodities" in the first sentence of the fifth paragraph under "Investment Objective and Policies" on page 8 is deleted and replaced by the phrase "among the individual commodities."

5. The word "can" is deleted from the second sentence of the last paragraph on page 15 and replaced by the word "will."

6. The second paragraph on page 21 is deleted and replaced by the following paragraphs:

      |X| Portfolio Managers. The Portfolio Managers of the Fund are Russell Read, Mark Anson, and John Kowalik. Kevin Baum is an Associate Portfolio Manager of the Fund. They are the persons principally responsible for the day-to-day management of the Fund's portfolio. Messrs. Read and Kowalik are Senior Vice Presidents of the Manager and Mr. Anson is a Vice President of the Manager. Messrs. Read and Anson are Vice Presidents of the Sub-Advisor and have been portfolio managers of the Fund since its inception. Mr. Read joined OFI in October, 1993 as Director of Quantitative Research. Mr. Anson joined OFI in January, 1996 as a Vice President and Assistant Counsel. Prior to that, Mr. Anson was employed as a Registered Options Principal on the Equity Derivatives desk at Salomon Brothers Inc. and as an attorney at Chapman and Cutler.

      Mr. Kowalik became a Senior Vice President of the Manager in June 1998 and joined the Fund's portfolio management team effective May 21, 1999. Previously, Mr. Kowalik was Managing Director and Senior Portfolio Manager at Prudential Global Advisors (1989 - June 1998). Mr. Kowalik serves as an officer of other Oppenheimer funds. Mr. Baum joined the Fund's portfolio management team effective May 21, 1999. He served as the Fund's principal trader since its inception in March 1997. Previously, Mr. Baum served as a trading and securities analyst for the Manager (1994-February 1997).

      Messrs. Read, Anson and Kowalik are Chartered Financial Analysts.
                                                                     (continued)
6. The phrase "26 commodities" in the last sentence of the last paragraph under "Performance of the Fund" on page 23 is deleted and replaced by the phrase "various commodities."

7. The first sentence of the first paragraph under "Dividends, Capital Gains and Taxes" on page 45 is deleted and replaced by the following sentence: "The Fund declares dividends separately for each class of shares from net investment income, if any, quarterly and intends to pay dividends to shareholders quarterly, on a date selected by the Board of Trustees."


May 24, 1999                                                PSO735.008